Earnings per Share - Summary of Income and Share Data Used in the Basic and diluted EPS Calculations (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent for basic earnings	€ (665.3)	€ 930.3	€ 9,434.4
Weighted average number of ordinary shares outstanding for basic EPS (in shares)	240.4	240.6	243.3
Effects of dilution from share options (in shares)	0.0	2.1	6.5
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution (in shares)	240.4	242.7	249.8
Earnings / (Loss) per share
Basic profit for the period per share (in euros per share)	€ (2.77)	€ 3.87	€ 38.78
Diluted profit for the period per share (in euros per share)	€ (2.77)	€ 3.83	€ 37.77